SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
BASIS OF PRESENTATION
BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
    Our consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Rayonier Inc.'s Consolidated Financial Statements include the Operating Partnership, wholly-owned subsidiaries and entities in which the Company has a controlling interest. Rayonier, L.P.'s Consolidated Financial Statements include wholly-owned subsidiaries and entities in which the Operating Partnership has a controlling interest. For additional information regarding our consolidated entities with a noncontrolling interest component, see Note 6 — Noncontrolling Interests. All intercompany balances and transactions are eliminated.
As of December 31, 2024, the Company owned a 98.7% interest in the Operating Partnership, with the remaining 1.3% interest owned by limited partners of the Operating Partnership. As the sole general partner of the Operating Partnership, Rayonier Inc. has exclusive control of the day-to-day management of the Operating Partnership.
On March 9, 2025, we entered into a purchase and sale agreement with Taurus Forest Holdings Limited, pursuant to which we agreed to sell our entire 77% interest in our New Zealand operations. On June 30, 2025, we completed the sale of our New Zealand operations for a purchase price of $710 million.
We analyzed quantitative and qualitative factors relevant to the New Zealand operations disposal group and determined that the accounting criteria to be classified as held for sale and a discontinued operation were met. Accordingly, the operating results of the New Zealand Timber segment and the New Zealand portion of the Real Estate, former Trading and Corporate segments were classified as discontinued operations in our Consolidated Statements of Income and Comprehensive Income (Loss) for all periods presented. The assets and liabilities of the disposal group are presented separately on the consolidated balance sheet as assets and liabilities of discontinued operations for all periods presented. Our consolidated cash flows includes cash flows from discontinued operations for all periods presented. Unless otherwise indicated, all disclosures in the notes to the consolidated financial statements reflect only our continuing operations. See Note 2 — Discontinued Operations for additional information regarding the sale of the New Zealand joint venture.
Effective with the third quarter of 2025, we realigned our reportable segments to reflect changes in our internal management reporting structure. As a result, the previously reported Trading segment’s log trading activities conducted in the U.S. South and Pacific Northwest are now reported in the respective Southern Timber or Pacific Northwest Timber segments based on geographical location for all periods presented.
PRINCIPLES OF CONSOLIDATION
BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
    Our consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Rayonier Inc.'s Consolidated Financial Statements include the Operating Partnership, wholly-owned subsidiaries and entities in which the Company has a controlling interest. Rayonier, L.P.'s Consolidated Financial Statements include wholly-owned subsidiaries and entities in which the Operating Partnership has a controlling interest. For additional information regarding our consolidated entities with a noncontrolling interest component, see Note 6 — Noncontrolling Interests. All intercompany balances and transactions are eliminated.
As of December 31, 2024, the Company owned a 98.7% interest in the Operating Partnership, with the remaining 1.3% interest owned by limited partners of the Operating Partnership. As the sole general partner of the Operating Partnership, Rayonier Inc. has exclusive control of the day-to-day management of the Operating Partnership.
USE OF ESTIMATES
USE OF ESTIMATES
    The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. There are risks inherent in estimating and therefore actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS Cash and cash equivalents consist of cash on hand and other highly liquid investments with original maturities of three months or less.
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE Accounts receivable are primarily amounts due to us for the sale of timber and are presented net of an allowance for doubtful accounts.
INVENTORY
INVENTORY
    Higher and better use (“HBU”) real estate properties that are expected to be sold within one year are included in inventory at the lower of cost or net realizable value. HBU properties that are expected to be sold after one year are included in a separate balance sheet line entitled “Higher and Better Use Timberlands and Real Estate Development Investments.” See below for additional information.
Inventory also includes logs available to be sold by our Southern Timber and Pacific Northwest Timber segments. Log inventory is recorded at the lower of cost or net realizable value and expensed to cost of sales when sold to third-party buyers.
NOTES RECEIVABLE	NOTES RECEIVABLE Notes receivable are amounts due to us for the sale of real estate.
PREPAID LOGGING ROADS
PREPAID LOGGING ROADS
In the Pacific Northwest, costs for roads built to access particular tracts to be harvested in the upcoming 24 months to 60 months are recorded as prepaid logging roads. We charge such costs to expense as timber is harvested using an amortization rate determined annually as the total cost of prepaid roads divided by the estimated tons of timber to be accessed by those roads. The prepaid balance is classified as short-term or long-term based on the upcoming harvest schedule.
PATRONAGE DIVIDENDS
PATRONAGE DIVIDENDS
As a requirement of the Farm Credit Act, borrowers in the Farm Credit System are required to purchase equity in Farm Credit lenders. The equity balance primarily represents shares of Class A common stock in CoBank valued at $100 par value. CoBank equity purchases continue annually until a balance equal to 8% of our 10-year historical average loan balance at CoBank is obtained. Initially, a minimal equity purchase was made in cash upon the receipt of loan proceeds. Subsequently, equity purchases are made annually through patronage dividends, of which approximately 90% is cash and 10% is equity. The stock has no cash value until retired. As our loans are paid in full, the stock is generally retired over a 10-year loan base period beginning in the year following loan payoff.
Estimated cash and equity dividends are recognized as an offset to interest expense in the period earned. These estimates are calculated by applying the weighted average debt balance with each participating lender to a historical dividend rate. Changes in assumptions, as well as changes in actual experience, could cause the estimates to change.
DEFERRED FINANCING COSTS
DEFERRED FINANCING COSTS
Deferred financing costs related to revolving debt are capitalized and amortized to interest expense over the term of the revolving debt using a method that approximates the effective interest method.
CAPITALIZED SOFTWARE COSTS	CAPITALIZED SOFTWARE COSTS Software costs are capitalized and amortized over a period not exceeding five years using the straight-line method.
TIMBER AND TIMBERLANDS
TIMBER AND TIMBERLANDS
    Timber is stated at the lower of cost or net realizable value. Costs relating to acquiring, planting and growing timber including real estate taxes, site preparation and direct support costs relating to facilities, vehicles and supplies, are capitalized. A portion of timberland lease payments are capitalized based on the proportion of acres with merchantable timber volume remaining to be harvested under the lease term and the residual portion of the lease payments are expensed as incurred. Payroll costs are capitalized for time spent on timber growing activities, while interest and other intangible costs are not capitalized. An annual depletion rate is established for each particular region by dividing merchantable inventory cost by standing merchantable inventory volume, which is estimated annually. We charge accumulated costs attributed to merchantable timber to depletion expense (cost of sales) at the time the timber is harvested or when the underlying timberland is sold.
    Upon the acquisition of timberland, we make a determination on whether to combine the newly acquired merchantable timber with an existing depletion pool or to create a new, separate pool. This determination is based on the geographic location of the new timber, the customers/markets that will be served and the species mix. If the acquisition is similar to an existing depletion pool, the cost of the acquired timber is combined and a new depletion rate is calculated for the pool. This determination and depletion rate adjustment normally occurs in the quarter following the acquisition.

HIGHER AND BETTER USE TIMBERLANDS AND REAL ESTATE DEVELOPMENT INVESTMENTS
HIGHER AND BETTER USE TIMBERLANDS AND REAL ESTATE DEVELOPMENT INVESTMENTS
    HBU timberland is recorded at the lower of cost or net realizable value. These properties are managed as timberlands until sold or developed, with sales and depletion expense related to the harvesting of timber accounted for within the respective timber segment. At the time of sale, the cost basis of any unharvested timber is recorded as depletion expense, a component of cost of sales, within the Real Estate segment.
    HBU timberland and real estate development investments expected to be sold within twelve months are recorded as inventory. See Note 15 — Higher and Better Use Timberlands and Real Estate Development Investments for additional information.
REAL ESTATE DEVELOPMENT INVESTMENTS
Real estate development investments include capitalized costs associated with the development and construction of identified real estate projects, such as infrastructure, roadways, utilities, amenities and/or other improvements designed to enhance marketability and create parcels, pads and/or lots for sale. We capitalize interest on real estate projects under development based on the amount of underlying expenditures during the capitalization period. The period begins when activities necessary to ready a property for its intended use commence, typically when we begin the site work for land already owned, and ends when the improvement is substantially complete and ready for its intended use. Determination of when construction of a project is substantially complete and ready for its intended use is subjective and requires business judgement. As such, we determine when the capitalization period begins and ends through communication with project managers and others responsible for the tracking and oversight of individual projects.
IMPAIRMENT OF HBU TIMBERLANDS AND REAL ESTATE DEVELOPMENT INVESTMENTS
We review our higher and better use timberlands and real estate development investments for potential impairment indicators whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.
Impairment indicators for each development project are assessed separately and include, but are not limited to, significant decreases in sales pace or average selling prices, significant increases in expected land development and construction costs, and projected losses on expected future sales. Development projects have extended life cycles that may last 20 to 40 years, or longer, and have few long-term contractual cash flows. Development periods often occur through several economic cycles. Subjective factors such as the expected timing of property development and sales, optimal development density and sales strategy impact the timing and amount of expected future cash flows and fair value.
An impairment loss is recognized if the carrying amount of an asset is not recoverable and exceeds its fair value. The evaluation of anticipated cash flows is highly subjective and is based in part on assumptions regarding future economic conditions, such as construction costs and sales values that could differ materially from actual results in future periods. If impairment indicators exist and it is expected that undiscounted cash flows generated by the asset are less than its carrying amount less costs to sell, an impairment provision is recorded to write-down the carrying amount of the asset to its fair value.

PROPERTY, PLANT, EQUIPMENT AND DEPRECIATION
PROPERTY, PLANT, EQUIPMENT AND DEPRECIATION
    Property, plant and equipment additions are recorded at cost, including applicable freight, interest, construction and installation costs. We generally depreciate our assets, including office and transportation equipment, using the straight-line depreciation method over 3 to 25 years. Buildings and land improvements are depreciated using the straight-line method over 15 to 35 years and 5 to 30 years, respectively.
Gains and losses on the sale or retirement of assets are included in operating income. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets that are held and used is measured by net undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is the amount the carrying value exceeds the fair value of the assets, which is based on a discounted cash flow model. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell.
LEASES AND RIGHT-OF-USE ASSETS IMPAIRMENT
LEASES
    At inception, we determine if an arrangement is a lease and whether that lease meets the classification criteria of a finance or operating lease. Operating leases are included in right-of-use (“ROU”) assets, other current liabilities, and long-term lease liability in the Consolidated Balance Sheets. The income generated from our commercial and residential leases in Port Gamble are accounted for in accordance with Topic 842. We recognize the total minimum lease payments provided for under the leases on a straight-line basis over the lease term.
    ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, we generally use our incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term. Lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
RIGHT-OF-USE ASSETS IMPAIRMENT
    Operating lease right-of-use assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset group to which the operating lease is assigned may not be recoverable. Recoverability of the asset group is evaluated based on forecasted undiscounted cash flows. If the carrying amount of the asset group is not recoverable, the fair value of the asset group is compared to its carrying amount and an impairment charge is recognized for the amount by which the carrying amount exceeds the fair value. A discounted cash flow approach using market participant assumptions of the expected cash flows and discount rate are used to estimate the fair value of the asset group.

FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
    Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level hierarchy that prioritizes the inputs used to measure fair value was established as follows:
Level 1 — Quoted prices in active markets for identical assets or liabilities.
Level 2 — Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.
FAIR VALUE OF FINANCIAL INSTRUMENTS
    A three-level hierarchy that prioritizes the inputs used to measure fair value was established in the Accounting Standards Codification as follows:
Level 1 — Quoted prices in active markets for identical assets or liabilities.
Level 2 — Observable inputs other than quoted prices included in Level 1.
Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
We use the following methods and assumptions in estimating the fair value of our financial instruments:
Cash and cash equivalents and Restricted cash — The carrying amount is equal to fair market value.
Debt — The fair value of fixed rate debt is based upon quoted market prices for debt with similar terms and maturities. The variable rate debt adjusts with changes in the market rate, therefore the carrying value approximates fair value.
Interest rate swap agreements — The fair value of interest rate contracts is determined by discounting the expected future cash flows, for each instrument, at prevailing interest rates.
Noncontrolling interests in the Operating Partnership — The fair value of noncontrolling interests in the Operating Partnership is determined based on the period-end closing price of Rayonier Inc. common shares.

ENVIRONMENTAL REMEDIATION LIABILITIES
ENVIRONMENTAL REMEDIATION LIABILITIES
We estimate future costs for known environmental remediation requirements and accrue for them on an undiscounted basis when it is probable that a liability has been incurred and the related costs can be reasonably estimated. We consider various factors when estimating our environmental liabilities, including construction contracts, proposed statements of work, project management, and other professional fees. We evaluate the adequacy of these liabilities on a quarterly basis. We make adjustments to the liabilities when additional information becomes available that affects the estimated costs to study or remediate any environmental matter. Legal investigation and defense costs incurred in connection with environmental contingencies are expensed as incurred. Recoveries of environmental remediation costs from other parties are recorded as assets when their receipt is deemed probable and does not exceed the amount of losses previously recorded.
GOODWILL
GOODWILL
Goodwill represents the excess of the acquisition cost of our New Zealand operations over the fair value of the net assets acquired. Goodwill is not amortized, but is periodically reviewed for impairment. An impairment test for this reporting unit’s goodwill is performed annually and whenever events or circumstances indicate that the value of goodwill may be impaired. We compare the fair value of our New Zealand operations, using an independent valuation for the New Zealand forest assets, to its carrying value including goodwill. The independent valuation of the New Zealand forest assets is based on discounted cash flow models where the fair value is calculated using cash flows from sustainable forest management plans. The fair value of the forest assets is measured as the present value of cash flows from one growth cycle based on the productive forest land, taking into consideration environmental, operational, and market restrictions. These cash flow valuations involve a number of estimates that require broad assumptions and significant judgment regarding future performance. The annual impairment test was performed as of October 1, 2024; the estimated fair value of our New Zealand operations exceeded its carrying value and no impairment was recorded. Except for changes in the New Zealand foreign exchange rate, there have been no adjustments to the carrying value of goodwill since the initial recognition.
FOREIGN CURRENCY TRANSLATION AND REMEASUREMENT
FOREIGN CURRENCY TRANSLATION AND REMEASUREMENT
    The functional currency of our New Zealand operations is the New Zealand dollar. All assets and liabilities are translated into U.S. dollars at the exchange rate in effect at the respective balance sheet dates. Translation gains and losses are recorded as a separate component of Accumulated Other Comprehensive Income (“AOCI”), within Shareholders’ Equity.
U.S. denominated transactions of the New Zealand subsidiary are remeasured into New Zealand dollars at the exchange rate in effect on the date of the transaction and recognized in earnings, net of related cash flow hedges. All income statement items of the New Zealand subsidiary are translated into U.S. dollars for reporting purposes using monthly average exchange rates with translation gains and losses being recorded as a separate component of AOCI, within Shareholders’ Equity.
REDEEMABLE OPERATING PARTNERSHIP UNITS
REDEEMABLE OPERATING PARTNERSHIP UNITS
Limited partners holding Redeemable Operating Partnership Units have the right to put any and all of the units to the Operating Partnership in exchange for Rayonier registered common shares, on a one-for-one basis, or cash, at Rayonier’s option. Consequently, these Redeemable Operating Partnership Units are classified outside of permanent partners’ capital in the Operating Partnership's accompanying balance sheets and the related noncontrolling interest is classified outside of permanent equity in the accompanying balance sheets of Rayonier. The recorded value of the Redeemable Operating Partnership Units is based on the higher of 1) initial carrying amount, increased or decreased for its share of net income or loss, other comprehensive income or loss, and dividend or 2) redemption value as measured by the closing price of Rayonier common stock on the balance sheet date multiplied by the total number of Redeemable Operating Partnership Units outstanding.
RELATED PARTY
RELATED PARTY
We follow ASC 850, Related Party Disclosure, for the identification of related parties and disclosure of related party transactions. A party is considered to be related to us if the party, directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with us. Related parties also include principal owners, management and directors, as well as members of their immediate families or any other parties with which we may deal if one party to a transaction controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.
Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free-market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.
REVENUE RECOGNITION
REVENUE RECOGNITION
    We recognize revenues when control of promised goods or services (“performance obligations”) is transferred to customers, in an amount that reflects the consideration expected in exchange for those goods or services (“transaction price”). Unsatisfied performance obligations as of December 31, 2024 are primarily due to advances on stumpage contracts, unearned license revenue and unearned carbon capture and storage revenue. Of these performance obligations, $20.9 million is expected to be recognized within the next twelve months, while the remaining $10.7 million is expected to be recognized as we satisfy our performance obligations. We generally collect payment within a year of satisfying performance obligations and therefore have elected not to adjust revenues for a financing component.
    TIMBER SALES
    Revenue from the sale of timber is recognized when control passes to the buyer. We utilize two primary methods or sales channels for the sale of timber – a stumpage/standing timber model and a delivered log model. The sales method we employ depends upon local market conditions and which method management believes will provide the best overall margins.
    Under the stumpage model, standing timber is sold primarily under pay-as-cut contracts, with a specified duration (typically one year or less) and fixed prices, whereby revenue is recognized as timber is severed and the sales volume is determined. We also sell stumpage under lump-sum contracts for specified parcels where we receive cash for the full agreed value of the timber prior to harvest and control passes to the buyer upon signing the contract. We retain interest in the land, slash products and the use of the land for recreational and other purposes. Any uncut timber remaining at the end of the contract period reverts to us. Revenue is recognized for lump-sum timber sales when payment is received, the contract is signed and control passes to the buyer. A third type of stumpage sale we utilize is an agreed-volume sale, whereby revenue is recognized using the output method, as periodic physical observations are made of the percentage of acreage harvested.
    Under the delivered log model, we hire third-party loggers and haulers to harvest timber and deliver it to a buyer. Sales of domestic logs generally do not require an initial payment and are made to third-party customers on open credit terms. Sales of export logs generally require a letter of credit from an approved bank. Revenue is recognized when the logs are delivered and control has passed to the buyer. For domestic log sales, control is considered passed to the buyer as the logs are delivered to the customer’s facility. For export log sales, control is considered passed to the buyer upon delivery onto the export vessel.
The following table summarizes revenue recognition and general payment terms for timber sales:

Contract Type	Performance Obligation	Timing of Revenue Recognition	General Payment Terms
Stumpage Pay-as-Cut	Right to harvest a unit (i.e. ton, MBF) of standing timber	As timber is severed (point-in-time)	Initial payment between 5% and 20% of estimated contract value; collection generally within 10 days of severance
Stumpage Lump Sum	Right to harvest an agreed upon acreage of standing timber	Contract execution (point-in-time)	Full payment due upon contract execution
Stumpage Agreed Volume	Right to harvest an agreed upon volume of standing timber	As timber is severed (over-time)	Payments made throughout contract term at the earlier of a specified harvest percentage or time elapsed
Delivered Wood (Domestic)	Delivery of a unit (i.e. ton, MBF) of timber to customer’s facility	Upon delivery to customer’s facility (point-in-time)	No initial payment and on open credit terms; collection generally within 30 days of invoice
Delivered Wood (Export)	Delivery of a unit (i.e. ton, MBF) onto export vessel	Upon delivery onto export vessel (point-in-time)	Letter of credit from an approved bank; collection generally within 30 days of delivery
NON-TIMBER SALES
    Non-timber sales are primarily comprised of hunting and recreational licenses and other auxiliary income. Hunting and recreational license sales and any related costs are recognized ratably over the term of the agreement and included in “Sales” and “Cost of sales,” respectively. Payment is generally due upon contract execution.
Carbon Capture and Storage Sales
Carbon capture and storage (“CCS”) sales are primarily comprised of revenue generated from granting land access and the right to inject, sequester and permanently store carbon dioxide in a subsurface area. CCS contracts contain variable consideration arrangements, which may include variable durations, rates, access acres and carbon volumes. The determination of the transaction price and the allocation of the transaction price to the performance obligations may require significant judgment and is based on management’s estimate of the most likely amount of consideration we expect to receive as of the reporting date.
Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal of the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. The estimation of variable consideration requires us to make certain judgments and assumptions regarding the amount and timing of future payments, which may be impacted by factors such as changes in market conditions, competition or other factors beyond our control. As a result, actual amounts of variable consideration could differ from our estimates.
We regularly review our estimates of variable consideration and, if necessary, adjust the transaction price and related revenue recognition accordingly. Any such adjustments are recorded in the period in which the estimate is revised.
LOG TRADING
Log trading revenue is generally recognized when procured logs are delivered to the buyer and control has passed. For domestic log trading, control is considered passed to the buyer as the logs are delivered to the customer’s facility. For export log trading, control is considered passed to the buyer upon delivery onto the export vessel.
REAL ESTATE AND COST OF SALES
REAL ESTATE
    We recognize revenue on sales of real estate generally at the point in time when cash has been received, the sale has closed and control has passed to the buyer. A deposit of 2% to 5% is generally required at the time a purchase and sale agreement is executed, with the balance due at closing. On sales of development real estate containing future performance obligations, revenue is recognized using the cost input method based on development costs incurred to date relative to the total development costs allocated to the contract with the customer. The aggregate amount of the transaction price allocated to unsatisfied obligations is recorded and presented in “Deferred revenue” in the Consolidated Balance Sheets.
Builder Price Participation
    Builder Price Participation is the variable component of the transaction price for certain development sales in our Real Estate segment. Builder Price Participation reflects the lot premium that is earned when a homebuilder that purchased land from us develops and sells a home to a third-party at a price above a predetermined threshold. The excess over the threshold is shared between us and the homebuilder concurrent with the closing on the sale of the home based upon a contractually designated percentage.
    We generally constrain Builder Price Participation and, accordingly, we do not recognize an estimate of variable consideration. The constraint is primarily based on the following factors:
•There is considerable variability in home prices due to customer options, incentives, and general market conditions;
•The time between the sale of land to a homebuilder and the subsequent closing on a completed home can take up to three years; and
•Builder Price Participation is highly susceptible to factors outside of our control, such as unemployment and interest rates, among other factors.
We evaluate contracts with homebuilders with respect to Builder Price Participation at each reporting period to determine whether a change in facts and circumstances has eliminated the constraint and will record an estimate of Builder Price Participation revenue, if applicable.
COST OF SALES
COST OF SALES
Cost of sales associated with timber operations primarily include the cost basis of timber sold (depletion), logging and transportation costs (cut and haul) and ocean freight and demurrage costs (port and freight). Depletion includes the amortization of capitalized costs (site preparation, planting and fertilization, real estate taxes, timberland lease payments and certain payroll costs). Other costs include amortization of capitalized costs related to road and bridge construction and software, depreciation of fixed assets and equipment, road maintenance, severance and excise taxes and fire prevention.
    Cost of sales associated with real estate sold includes the cost of the land, the cost of any timber on the property that was conveyed to the buyer, any real estate development costs and any closing costs including sales commissions that may be borne by us. We expense closing costs, including sales commissions, when incurred for all real estate sales with future performance obligations expected to be satisfied within one year.
When developed residential or commercial land is sold, the cost of sales includes actual costs incurred and estimates of future development costs benefiting the property sold through completion. Costs are allocated to each sold acre or lot based upon the relative sales value of each acre or lot as compared to the estimated sales value of the total project. For purposes of allocating development costs, estimates are reevaluated at least annually and more frequently if warranted by market conditions, changes in the project’s scope or other factors, with any adjustments being allocated prospectively to the remaining units available for sale.
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS
    The determination of expense and funding requirements for our defined benefit pension plan, its unfunded excess pension plan and its postretirement life insurance plan are largely based on a number of actuarial assumptions. The key assumptions include discount rate, return on assets, mortality rates and longevity of employees. See Note 19 — Employee Benefit Plans for assumptions used to determine benefit obligations, and the net periodic benefit cost for the year ended December 31, 2024.
    Periodic pension and other postretirement expense is included in “Cost of sales,” “Selling and general expenses” and “Interest and other miscellaneous income, net” in the Consolidated Statements of Income and Comprehensive Income (Loss). The service cost component of net periodic benefit cost is included in “Cost of sales” and “Selling and general expenses” while the other components of net periodic benefit cost (interest cost, expected return on plan assets and amortization of losses or gains) are presented outside of income from operations in “Interest and other miscellaneous income, net.” Changes in the funded status of our plans are recorded through other comprehensive (loss) income in the year in which the changes occur. We measure plan assets and benefit obligations as of the fiscal year-end.
The defined benefit pension plan and the unfunded excess pension plan were terminated in 2023.
INCOME TAXES
INCOME TAXES
    We use the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax benefits or consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases, operating loss carryforwards and tax credit carryforwards. Deferred tax assets and liabilities are measured pursuant to tax laws using the enacted tax rate that is expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled. We recognize the effect of a change in income tax rates on deferred tax assets and liabilities in the Consolidated Statements of Income and Comprehensive Income in the period that includes the enactment date of the rate change. We record a valuation allowance to reduce the carrying amounts of deferred tax assets if it is more-likely-than-not that such deferred tax assets will not be realized.
    In determining the provision for income taxes, we compute an annual effective income tax rate based on annual income by legal entity, permanent differences between book and tax, and statutory income tax rates by jurisdiction.
Inherent in the effective tax rate is an assessment of the ultimate outcome of current period uncertain tax positions. We adjust our annual effective tax rate as additional information on outcomes or events becomes available. Discrete items such as taxing authority examination findings or legislative changes are recognized in the period in which they occur.
Our income tax returns are subject to audit by U.S. federal, state and foreign taxing authorities. In evaluating the tax benefits associated with various tax filing positions, we record a tax benefit for an uncertain tax position if it is more-likely-than-not to be realized upon ultimate settlement. We record a liability for an uncertain tax position that does not meet this criterion. Interest and penalties for an uncertain tax position are recognized in income tax expense. We adjust our liabilities for uncertain tax benefits in the period in which it is determined the issue is settled with the taxing authorities, the statute of limitations expires for the relevant taxing authority to examine the tax position or when new facts or information become available.
RECENTLY ADOPTED ACCOUNTING STANDARDS AND ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED
RECENTLY ADOPTED ACCOUNTING STANDARDS
We adopted Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures in the year ended December 31, 2024 with no impact on the consolidated financial statements. See Note 3 — Segment and Geographical Information for additional information.
ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED
In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses and in January 2025, the FASB issued ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. ASU 2024-03 requires additional disclosure about certain costs and expenses in the notes to financial statements. The pronouncement is effective for annual reporting periods in fiscal years beginning after December 15, 2026, and for interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The requirements in this ASU may be applied either prospectively to financial statements issued for reporting periods after the effective date or retrospectively to any or all prior periods presented in the financial statements. We are currently evaluating the impact of adopting this new guidance on the consolidated financial statements and disclosures.
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires enhanced annual income tax disclosures, primarily through changes to the rate reconciliation and income taxes paid reconciliation. The pronouncement is effective for annual reporting periods in fiscal years beginning after December 15, 2024 and should be applied on a prospective basis. Early adoption and retrospective application are permitted. We do not expect the adoption of this pronouncement to impact our consolidated financial statements as this is a disclosure only ASU.
Recent accounting pronouncements adopted or pending adoption not discussed above are either not applicable or are not expected to have a material impact on our consolidated financial condition, results of operations, or cash flows.

SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
On January 30, 2025, we paid approximately $66.9 million in cash and issued approximately 7.6 million common shares in relation to our special dividend of $1.80 per common share, consisting of a combination of cash and the Company's common shares. In addition, we paid $0.9 million in cash and issued approximately 101,000 Redeemable Operating Partnership Units in relation to our special distribution of $1.80 per Redeemable Operating Partnership Unit, consisting of $0.45 per unit in cash and $1.35 per unit in Redeemable Operating Partnership Units.
On February 5, 2025, the Company’s board of directors declared a first quarter cash dividend of $0.2725 per common share. The adjustment in the quarterly dividend to $0.2725 per share from $0.285 per share reflects the 7.6 million incremental shares issued to shareholders as part of the Company’s recent special dividend.
On February 5, 2025, the Company’s board of directors declared a first quarter cash distribution of $0.2725 per Redeemable Operating Partnership Unit. The adjustment in the quarterly distribution amount to $0.2725 per Redeemable Operating Partnership Unit from $0.285 per Redeemable Operating Partnership Unit reflects the incremental units issued to unitholders as part of the special dividend.

SEGMENT AND GEOGRAPHICAL INFORMATION
Sales between operating segments are made based on estimated fair market value, and intercompany sales, purchases and profits (losses) are eliminated in consolidation. The CODM evaluates the operating performance of the Company’s segments based on Adjusted Earnings before Interest, Taxes, Depreciation, Depletion and Amortization (“Adjusted EBITDA”) to make decisions about allocating resources and assessing performance. Total assets by segment are not used by the CODM to assess the performance of, or allocate resources to, the Company’s segments, therefore total assets by segment are not disclosed.
Adjusted EBITDA is defined as earnings before interest, taxes, depreciation, depletion, amortization, the non-cash cost of land and improved development, non-operating income and expense, income from operations of discontinued operations, costs related to disposition initiatives, restructuring charges, timber write-offs resulting from casualty events, gain associated with the multi-family apartment complex sale attributable to noncontrolling interests and Large Dispositions.
We believe that Operating income, as defined by U.S. GAAP, is the most appropriate earnings measurement with which to reconcile Adjusted EBITDA. Adjusted EBITDA should not be considered as an alternative to Operating income as determined in accordance with U.S. GAAP. Operating income as presented in the Consolidated Statements of Income and Comprehensive Income (Loss) is equal to segment income.

EARNINGS PER COMMON SHARE	Basic earnings per common share (“EPS”) is calculated by dividing net income attributable to Rayonier Inc. by the weighted average number of common shares outstanding during the year. Diluted EPS is calculated by dividing net income attributable to Rayonier Inc., before net income attributable to noncontrolling interests (“NCI”) in the Operating Partnership by the weighted average number of common shares outstanding adjusted to include the potentially dilutive effect of outstanding stock options, performance shares, restricted shares, restricted stock units, noncontrolling interests in Operating Partnership units and contingently issuable shares and units.
EARNINGS PER UNIT	Basic earnings per unit (“EPU”) is calculated by dividing net income available to unitholders of Rayonier, L.P. by the weighted average number of units outstanding during the year. Diluted EPU is calculated by dividing net income available to unitholders of Rayonier, L.P. by the weighted average number of units outstanding adjusted to include the potentially dilutive effect of outstanding unit equivalents, including stock options, performance shares, restricted shares, restricted stock units and contingently issuable shares and units.
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
We are exposed to market risk related to potential fluctuations in interest rates. We use derivative financial instruments to mitigate the financial impact of exposure to these risks.
Accounting for derivative financial instruments is governed by ASC Topic 815, Derivatives and Hedging, (“ASC 815”). In accordance with ASC 815, we record our derivative instruments at fair value as either assets or liabilities in the Consolidated Balance Sheets. Changes in the instruments’ fair value are accounted for based on their intended use. Gains and losses on derivatives that are designated and qualify for cash flow hedge accounting are recorded as a component of accumulated other comprehensive income (“AOCI”) and reclassified into earnings when the hedged transaction materializes. The changes in the fair value of derivatives not designated as hedging instruments and those which are no longer effective as hedging instruments, are recognized immediately in earnings.
OFFSETTING DERIVATIVES
Derivative financial instruments are presented at their gross fair values in the Consolidated Balance Sheets. Our derivative financial instruments are not subject to master netting arrangements, which would allow the right of offset.

INCENTIVE STOCK PLANS
PERFORMANCE SHARE UNITS
Our performance share units generally vest upon completion of a three-year period. The number of shares, if any, that are ultimately awarded is contingent upon our total shareholder return versus selected peer group companies. The performance share payout is based on a market condition, and as such, the awards are valued using a Monte Carlo simulation model. The model generates the fair value of the award at the grant date, which is then recognized as expense on a straight-line basis over the requisite service period, which is the vesting period from the grant date of the award to the latest vesting date or is based on retirement eligibility. Additionally, we do not estimate a forfeiture rate for non-vested units. As such, unexpected forfeitures will lower stock-based incentive compensation during the period in which they occur.
Expected volatility was estimated using daily returns on the Company’s common shares for the three-year period ending on the grant date. The risk-free rate was based on the 3-year U.S. Treasury rate on the date of the award. The dividend yield was not used to calculate fair value as awards granted receive dividend equivalents. Grants made to Vice Presidents and above are subject to a one-year post-vest holding period and include an additional discount for liquidity.
NON-QUALIFIED EMPLOYEE STOCK OPTIONS
The exercise price of each non-qualified stock option granted under the Stock Plan is equal to the closing market price of the Company’s stock on the grant date. Under the Stock Plan, the maximum term is 10 years from the grant date.